Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:
	For the six months ended June 30,
	2023	2024
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(3,379)	$(62,583)
Numerator for basic and diluted net loss per share calculation	$(3,379)	$(62,583)

Denominator:
Weighted average number of ordinary shares	81,374,609	93,663,300

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.04)	$(0.67)